Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
Amount at beginning of the year	R 163,589	R 225,472
Additions	25,808	30,565	R 30,943
Additions, to sustain existing operations	22,813	24,185
Additions, to expand operations	2,995	6,380
Reduction in rehabilitation provisions capitalised	(212)	(729)
Finance costs capitalised	1,883	1,644
Assets capitalised or reclassified	34	(345)
Reclassification from/(to) held for sale	34	122
Translation of foreign operations	(844)	(5,428)
Disposals and scrapping	(824)	(882)
Current year depreciation charge	(11,187)	(12,867)
Net impairment of property, plant and equipment	(20,240)	(73,963)
Amount at end of the year	158,041	163,589	225,472
Cost
Property, plant and equipment
Amount at beginning of the year	517,637	508,566
Amount at end of the year	525,841	517,637	508,566
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(354,048)	(283,094)
Amount at end of the year	(367,800)	(354,048)	(283,094)
Land
Property, plant and equipment
Amount at beginning of the year	4,239	4,592
Reclassification from/(to) held for sale	47	(6)
Translation of foreign operations	(78)	(148)
Disposals and scrapping	(1)	(3)
Net impairment of property, plant and equipment	(124)	(196)
Amount at end of the year	4,083	4,239	4,592
Land | Cost
Property, plant and equipment
Amount at beginning of the year	4,849	5,023
Amount at end of the year	4,838	4,849	5,023
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(610)	(431)
Amount at end of the year	(755)	(610)	(431)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	10,876	11,258
Additions	2	14
Additions, to sustain existing operations	2	14
Assets capitalised or reclassified	1,260	744
Reclassification from/(to) held for sale	(6)
Translation of foreign operations	(67)	(341)
Disposals and scrapping	(13)	(31)
Current year depreciation charge	(609)	(531)
Net impairment of property, plant and equipment	320	(237)
Amount at end of the year	11,763	10,876	11,258
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	24,248	24,252
Amount at end of the year	24,849	24,248	24,252
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(13,372)	(12,994)
Amount at end of the year	(13,086)	(13,372)	(12,994)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	100,340	169,176
Additions	511	683
Additions, to sustain existing operations	505	676
Additions, to expand operations	6	7
Reduction in rehabilitation provisions capitalised		(47)
Assets capitalised or reclassified	16,324	13,367
Reclassification from/(to) held for sale	(7)	119
Translation of foreign operations	(831)	(4,768)
Disposals and scrapping	(242)	(349)
Current year depreciation charge	(8,243)	(10,391)
Net impairment of property, plant and equipment	(5,572)	(67,450)
Amount at end of the year	102,280	100,340	169,176
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	398,678	399,595
Amount at end of the year	408,717	398,678	399,595
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(298,338)	(230,419)
Amount at end of the year	(306,437)	(298,338)	(230,419)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	14,436	14,009
Additions	295	354
Additions, to sustain existing operations	244	250
Additions, to expand operations	51	104
Reduction in rehabilitation provisions capitalised		(493)
Assets capitalised or reclassified	3,509	3,541
Disposals and scrapping	(40)	(6)
Current year depreciation charge	(2,335)	(1,945)
Net impairment of property, plant and equipment	(4,218)	(1,024)
Amount at end of the year	11,647	14,436	14,009
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	56,164	53,259
Amount at end of the year	59,169	56,164	53,259
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(41,728)	(39,250)
Amount at end of the year	(47,522)	(41,728)	(39,250)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	33,698	26,437
Additions	25,000	29,514
Additions, to sustain existing operations	22,062	23,245
Additions, to expand operations	2,938	6,269
Reduction in rehabilitation provisions capitalised	(212)	(189)
Finance costs capitalised	1,883	1,644
Assets capitalised or reclassified	(21,059)	(17,997)
Reclassification from/(to) held for sale		9
Translation of foreign operations	132	(171)
Disposals and scrapping	(528)	(493)
Net impairment of property, plant and equipment	(10,646)	(5,056)
Amount at end of the year	28,268	33,698	26,437
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	33,698	26,437
Amount at end of the year	R 28,268	R 33,698	R 26,437